Issuance of common units and Series A Preferred Units - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended			24 Months Ended
	Oct. 05, 2017	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jan. 26, 2018	Dec. 01, 2017	Jan. 01, 2017	Dec. 31, 2016
Proceeds from Issuance of Common Limited Partners Units				$ 1,029	$ 4,563	$ 0
Maximum Offering Amount								$ 120,000
Agent [Member]
Sales Commissions				$ 200	$ 800		$ 1,000
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units				53,160	253,106		306,266
Proceeds from Issuance of Common Limited Partners Units				$ 1,000	$ 4,600
Average Gross Sales Price Per Share				$ 19.6	$ 18.26
Hoegh Grace entities [Member]
Business Acquisition, Percentage of Voting Interests Acquired		49.00%				49.00%			49.00%	51.00%
Revolving Credit Facility [Member]
Repayments of Lines of Credit			$ 34,400
Line of Credit [Member]
Repayments of Lines of Credit			$ 24,300
Underwritten Public Offering [Member]
Limited Partners' Capital Account, Units Issued											6,588,389
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units				496,520	1,529,070		2,025,590
Payments to Acquire Businesses and Interest in Affiliates		$ 45,300
Shares Issued, Price Per Share	$ 25.0
Proceeds from Issuance of Preferred Limited Partners Units	$ 110,900			$ 13,100	$ 38,700		$ 51,700
Preferred Stock, Dividend Rate, Percentage	8.75%
Gross Proceeds from Issuance Preferred Units	$ 115,000
Average Gross Sales Price Per Share				$ 26.79	$ 25.74
Limited Partners' Capital Account, Units Issued	4,600,000